ADVISORS SERIES TRUST
615 E. Michigan Street
Milwaukee, Wisconsin 53202

August 5, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the McIntyre Global Equity Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 29, 2005 and filed electronically as Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt, Esq.
Secretary
Advisors Series Trust